Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following tables summarize the fair values and notional amounts of all derivative instruments at December 31, 2013, 2012 and 2011, and their impact on other comprehensive income and earnings for the years ended December 31, 2013, 2012 and 2011.

		Years Ended December 31,
	Location	2013	2012	2011
Fair Values:

Interest rate swaps (receive - fixed/pay - variable)(1)	Other assets	$612	$31,278	$49,931
Total fair value		$612	$31,278	$49,931

Notional Amounts:

Interest rate swaps (receive - fixed/pay - variable)(1)		$2,664,755	$3,540,586	$3,235,790
Other(2)		—	628,698	628,698
Total notional		$2,664,755	$4,169,284	$3,864,488

Earnings impact:
Hedge ineffectiveness	Other noninterest income	$640	$(5,461)	$5,283
Realized gains	Interest expense	28,668	35,988	45,004
Total earnings impact		$29,308	$30,527	$50,287

(1)	Interest rate swaps are hedged against certificates of deposit.

(2)	"Other" includes embedded derivatives bifurcated from investment securities.